Balance Sheets (unaudited) (Parenthetical) - $ / shares	Jul. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	80,000,000	80,000,000	80,000,000
Common stock, issued	31,845,000	31,645,000	31,475,000
Common stock, outstanding	31,845,000	31,645,000	31,000,000
Common stock, par value (in dollars per share)		$ 0.001
Common stock, authorized		12,000
Common stock, issued		1,200
Common stock, outstanding		1,200
Predecessor [Member]
Preferred stock, par value (in dollars per share)			$ 0.001
Preferred stock, authorized			20,000,000
Preferred stock, issued			0
Preferred stock, outstanding			0
Common stock, par value (in dollars per share)			$ 0.001
Common stock, authorized			80,000,000
Common stock, issued			31,645,000
Common stock, outstanding			31,645,000
Common stock, par value (in dollars per share)			$ 0.001
Common stock, authorized			12,000
Common stock, issued			1,200
Common stock, outstanding			1,200